COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Commitments Contingencies and Guarantess [Abstract]
Schedule Of Assets To Be Acquired
The following table lists the assets and portfolio of assets that Brookfield Renewable, together with institutional partners have agreed to acquire which are subject to customary closing conditions as at December 31, 2022:

Region	Technology	Capacity	Consideration	Brookfield Renewable Economic Interest	Expected Close
China	Wind	102 MW development	CNY 255 million ($38 million)	20%	Q1 2023
Brazil	Wind	137 MW operating	BRL 529 million ($98 million)	25%	Q1 2023
U.S.	Nuclear Services	N/A	$4.5 billion	Up to 17%	Q2 2023
U.S.	Utility-scale solar	473 MW operating	$135 million	20%	First of three projects in Q4 2023
China	Wind	350 MW development	CNY 853 million ($125 million)	20%	First of two projects in Q4 2023

Summary of letters of credit issued by Brookfield Renewable
Letters of credit issued by Brookfield Renewable along with institutional partners and its subsidiaries were as at the following dates:

(MILLIONS)	2022	2021
Brookfield Renewable along with institutional partners	$99	$98
Brookfield Renewable's subsidiaries	1,510	950
	$1,609	$1,048